Equity settled share-based payments	9 Months Ended
Mar. 31, 2022
Equity settled share-based payments
Equity settled share-based payments
23	Equity settled share-based payments

The Group has adopted two share-based compensation plans, namely, the 2020 Share Award Scheme and the 2020 Option Plan.

(a)	The 2020 Share Award Scheme:

Movements in the number of restricted shares granted to employees during the nine months ended March 31, 2022 are as follows:

	Number of	Weighted-average	Weighted-average
	restricted	exercise price	grant date fair value
	shares	US$per restricted share	US$per restricted share
Outstanding as of July 1, 2021	5,755,788	0.036	7.67
Vested during the period	(2,114,000)	0.036	7.67
Forfeited during the period	(1,001,056)	0.036	7.67
Outstanding as of March 31, 2022	2,640,732	0.036	7.67

Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statement of profit or loss for these share awards granted to the Group’s employees were RMB152,373,000 and RMB4,074,000 for the nine months ended March 31, 2021 and 2022, respectively.

(b)	The 2020 Option Plan

The option activities during the nine months ended March 31, 2022 are summarized as follows:

		Weighted-	Weighted-
		average	average grant
	Number of	exercise price	date fair value
	options	US$per share	US$per share
Outstanding at July 1, 2021	12,400,836	0.036	3.71
Exercised	(1,339,440)	0.036	3.70
Forfeited	(889,164)	0.036	4.32
Outstanding at March 31, 2022	10,172,232	0.036	3.63
Exercisable at March 31, 2022	2,332,314	0.036	3.30
Non-vested at March 31, 2022	7,839,918	0.036	3.73

Total compensation expense calculated based on the grant date fair value and the estimated forfeiture rate recognized in the consolidated statements of profit or loss for the above options granted to the Group’s employees were RMB97,987,000 and RMB64,353,000 for the nine months ended March 31, 2021 and 2022, respectively.